PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 102.4%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Sr. Cmnty., Rfdg.	6.125%	07/01/41	475	$485,925
Sharp Healthcare, Series A, Rfdg.	5.000	08/01/43	2,000	2,209,080
Alameda Corridor Trans. Auth. Rev.,
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,522,702
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/37	700	813,120
Sr. Lien, Series A, Rfdg.	5.000	10/01/22	100	107,777
Sr. Lien, Series A, Rfdg., AGM	5.000	10/01/28	1,000	1,112,620

Anaheim Calif. Pub. Fing. Auth. Rev., Series A, Rfdg.	5.000	05/01/39	1,000	1,108,820
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,405	1,801,913
Rfdg.	5.000	04/01/28	895	1,178,939
Series F-1	5.000	04/01/56	1,000	1,194,310
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/54	1,000	1,155,960
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	700	700,133
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	644,210
Sr. Series A, Rfdg.	5.000	06/01/27	525	661,972
Sr. Series A, Rfdg.	5.000	06/01/28	730	940,006
Sr. Series A, Rfdg.	5.000	06/01/30	930	1,240,536

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,368,940
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	755	925,343
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,203,150
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	250	303,762
Commonspirit Hlth. Series A, Rfdg.	5.000	04/01/32	500	651,210
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	1,175	1,581,797
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	3,397,093
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/24	1,000	1,176,260
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	300	352,128
Providence St. Joseph, Hlth. Proj., Series C, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	1,995	2,431,725
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,175,700
Sutter Hlth., Series D, Rfdg. (Pre-refunded date 08/15/21)(ee)	5.250	08/15/31	1,105	1,144,714
Var. St. Joseph Hlth. Sys., Series C, Rmkt. Rfdg. (Mandatory put date 10/18/22)	5.000(cc)	07/01/34	250	271,628
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	740	796,314
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/23	495	537,001

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
CHF-Davis I, LLC, West Village Student Hsg. Proj., BAM, TCRs	5.000%	05/15/29	760	$963,984
Series A, 144A	5.500	06/01/48	250	265,158
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	2,500	2,892,525
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	919,260
Var. Chevron USA, Rec. Zone, Series A, FRDD	0.100(cc)	11/01/35	300	300,000
Var. Exxonmobil Proj., Rfdg., FRDD	0.110(cc)	12/01/29	5,435	5,435,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	500	494,580
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	161,091
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	322,918
Var. Rep. Svcs., Series A, Rmkt. Rfdg., AMT (Mandatory put date 02/01/21), 144A	0.300(cc)	08/01/23	1,500	1,498,907
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,125	1,186,751
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,111,610
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	334,479
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	667,645
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,111,520
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,130	1,293,669
Kipp. Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,000	1,182,980
California St.,
GO	5.000	03/01/45	2,000	2,323,660
GO, Rfdg.	3.250	04/01/45	1,000	1,111,660
GO, Rfdg.	5.000	08/01/28	1,565	2,012,293
GO, Rfdg.	5.000	11/01/28	1,000	1,335,680
GO, Rfdg.	5.000	08/01/45	1,500	1,771,335
GO, Rfdg.	5.000	08/01/46	1,500	1,810,815
Unrefunded Balance, GO	5.500	04/01/30	5	5,020
Unrefunded, GO	6.000	03/01/33	665	665,106
Var. Purp., GO	3.000	03/01/28	2,000	2,345,880
Var. Purp., GO	4.000	04/01/49	2,000	2,385,340
Var. Purp., GO	5.250	04/01/35	1,250	1,329,550
Var. Purp., GO, Rfdg.	5.000	09/01/41	5,000	5,162,800
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,295,050
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,398,680
California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000	02/01/28	2,375	2,913,412
Judicial Council Projs., Series D (Pre-refunded date 12/01/21)(ee)	5.000	12/01/31	1,000	1,047,550

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

California St. Univ. Rev., Series A, Systemwide, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000%	11/01/37	1,250	$1,304,488
California Statewide Cmntys. Dev. Auth., Spl. Tax, Cmnty. Facs. Dist. #97-1, CABS	2.346(s)	09/01/22	480	460,771
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	256,803
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	788,428
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,297,100
Emanate Hlth., Series A	5.000	04/01/26	570	695,879
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,098,420
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,708,979
Methodist Hosp. of Southern CA Proj.	5.000	01/01/22	200	208,904
Methodist Hosp. of Southern CA Proj.	5.000	01/01/23	500	542,225
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	505,301
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,299,591

Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	1,000	1,175,080
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt., Rfdg.	5.875	01/01/34	1,000	1,003,430
Chula Vista Muni. Fing. Auth., Spl. Tax, Rfdg.	5.000	09/01/21	500	517,750
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	553,180
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/24	835	958,797
Series A-1, Rfdg.	5.000	06/01/25	360	424,346
Series A-1, Rfdg.	5.000	06/01/26	605	734,113
Series A-1, Rfdg.	5.000	06/01/27	765	951,063
Series A-1, Rfdg.	5.000	06/01/28	1,510	1,867,568
Series A-1, Rfdg.	5.000	06/01/29	1,830	2,244,440
Series A-1, Rfdg.	5.000	06/01/33	1,405	1,718,048

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	556,060
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	750	882,112
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,400,163
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, Rfdg., NATL	0.360(s)	08/01/23	2,000	1,980,900
La Verne, Brethren Hillcrest Homes, COP, Rfdg. (Pre-refunded date 05/15/22)(ee)	5.000	05/15/36	1,250	1,349,613
Lincoln Pub. Fing. Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B, Rfdg.	6.000	09/02/27	972	996,212

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%	11/15/35	2,655	$3,706,167
Series A	5.500	11/15/30	1,375	1,874,276
Series A	5.500	11/15/32	440	620,677

Long Beach Harbor Rev., NTS, Series C	4.000	07/15/21	500	511,115
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,736,625
Series A, AMT	5.250	05/15/48	1,000	1,226,190
Series B, Rfdg., AMT	5.000	05/15/31	905	1,140,943
Sr. Series C, AMT	5.000	05/15/28	1,000	1,283,560
Sub. Series C, Rfdg.	5.000	05/15/24	390	449,771

Los Angeles Cnty. Metro. Trans. Auth. Rev., Green Bond, Measure R, Jr. Sub. Sales Tax, Series A	5.000	06/01/29	1,300	1,757,158
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,341,875
Los Angeles Cnty. Rev., Trans., Series A	4.000	06/30/21	1,000	1,021,990
Los Angeles Dept. of Wstewtr. Sys. Rev., Green Bond, Sub. Wtr. Sys., Series A	4.000	06/01/42	1,500	1,741,665
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Series B	5.000	07/01/34	2,500	2,797,500
Los Angeles Unif. Sch. Dist., Series C, GO	5.000	07/01/28	1,000	1,320,090
Los Angeles, Rev., Trans.	4.000	06/24/21	1,500	1,532,160
Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A, Rfdg.	5.750	07/01/21	180	185,821
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,653,700
Muni. Impvt. Corp. of Los Angeles Rev., Cap. Equipment, Series A, Rfdg.	5.000	11/01/27	1,000	1,298,640
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	3,750	4,184,550
Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	897,368
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,420,276
No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,739,295

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,127,850
Pittsburg Successor Agy. Redev. Agy. Tax Alloc. Rev, Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,157,470
Pittsburg Successor Agy. Redev. Agy. Tax Alloc. Rev., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.013(s)	08/01/26	1,375	1,298,481

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000%	11/01/26	560	$696,298
Intermediate Lien, Series H, Rfdg., AMT(hh)	5.000	05/01/28	1,875	2,367,525
Series O, Rfdg., AMT	5.000	05/01/29	1,000	1,017,910
Series O, Rfdg., AMT	5.125	05/01/30	1,000	1,018,340
Sr. Lien, Series P, Rfdg., AMT	5.000	05/01/33	1,750	1,855,490

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/35	1,000	1,142,180
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	390	408,786
Sr. Lien, Series A	6.000	07/01/47	325	341,660
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.080(s)	07/01/24	1,038	963,762
Series A-1, CABS	2.082(s)	07/01/27	2,072	1,807,758

Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, Rfdg., AGM	5.000	09/01/32	450	520,565
Redding Elec. Sys. Rev., RIBS,
NATL, ETM(ee)	12.066(e)	07/01/22	545	607,871
NATL, ETM, Linked SAVRS(ee)	6.368	07/01/22	15	15,865

Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000	11/01/37	1,270	1,429,195
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250	11/01/45	1,000	1,188,340
Riverside Cnty. Trans. Comm. Rev., Sr. Lien, Series A	5.750	06/01/44	500	550,460
Roseville Spl. Tax,
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	346,014
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	557,415

Sacramento Area Flood Ctrl. Agy. Spl. Assmt., Series A, Rfdg.	5.000	10/01/41	1,000	1,211,060
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/28	700	947,415
Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%	0.695(c)	12/01/35	1,000	949,186

Sacramento Cnty. Spl. Tax, Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,235,631
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	529,155
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	536,545

San Diego Cmnty. Clg. Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,547,985

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000%	07/01/29	1,970	$2,180,455
Sr. Series B, AMT	5.000	07/01/30	650	719,017
Sr. Series B, AMT	5.000	07/01/43	2,000	2,188,920
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,273,650
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	716,369
San Diego Cnty. Wtr. Auth. Rev.,
Green Bond, Series A, Rfdg.(hh)	5.000	05/01/27	755	961,674
Green Bond, Series A, Rfdg.(hh)	5.000	05/01/28	750	980,355
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,159,010
Series A, Rfdg.	5.000	08/01/28	1,000	1,333,550
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg.	5.000	05/01/27	400	489,748
Second Series A, Rfdg., AMT	5.000	05/01/31	1,050	1,110,743
Second Series A, Rfdg., AMT	5.250	05/01/33	545	600,279
Second Series C, Unrefunded, AMT, Rfdg.	5.000	05/01/25	1,555	1,582,321
Second Series F, Rfdg., AMT	5.000	05/01/28	1,000	1,017,440
Series D, Rfdg., AMT	5.000	05/01/26	1,160	1,408,286
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	702,507

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,855	1,862,643
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	344,390
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	1.187(s)	08/01/29	1,250	1,128,100
Santa Monica Cmnty. College Dist., Election of 2002, Series A, GO, NATL	0.974(s)	08/01/28	1,055	979,272
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	775	926,877
San Diego Co., Asset security, Rfdg.	5.000	06/01/28	335	431,641

Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	819,392
Univ. of California Rev., Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	375	418,703
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,159,590

TOTAL INVESTMENTS 102.4% (cost $196,303,723)				210,043,016
Liabilities in excess of other assets(z) (2.4)%				(4,980,759)

Net Assets 100.0%				$205,062,257

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
RIBS—Residual Interest Bonds
SAVRS—Select Auction Variable Rate Securities
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at November 30, 2020.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2020.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
13	20 Year U.S. Treasury Bonds	Mar. 2021	$2,273,781	$(3,365)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).